All Weather Transaction (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
All Weather Transaction [Abstract]
Schedule of purchase price of acquisition
Total cash consideration(1)	$—
Total Purchase Consideration	$—

Less:

Debt-free net working capital	$(105)
Property and equipment	153
Right of use assets	208
Lease liabilities	(258)
Intangible assets – licencs(1)	849
Intangible assets – customer relationship(1)	54
Deferred Tax liability(2)	(226)
Fair value of net assets acquired	$675

Noncontrolling interest	$(675)
Change in investment	(675)
Goodwill value(3)	$—

(1)      The customer database value is based on the cost to recreate, as indicated by management.

(2)      Represents the income tax effect of the difference between the accounting and income tax bases of the identified intangible assets, using an assumed statutory income tax rate of 25%.

Total cash consideration(1)	$—
Total Purchase Consideration	$—

Less:
Debt-free net working capital	$(105)
Property and equipment	153
Right of use assets	208
Lease liabilities	(258)
Intangible assets – licencs(1)	849
Intangible assets – customer relationship(1)	54
Deferred Tax liability(2)	(226)
Fair value of net assets acquired	$675

Noncontrolling interest	$(675)
Change in investment	(675)

Goodwill value(3)	$—

(1)      The customer database value is based on the cost to recreate, as indicated by management.

(2)      Represents the income tax effect of the difference between the accounting and income tax bases of the identified intangible assets, using an assumed statutory income tax rate of 25%.